Cover Page	Nov. 06, 2025
Cover [Abstract]
Entity Central Index Key	0001359841
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	Hanesbrands Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address, Address Line One	101 North Cherry Street
Entity Address, City or Town	Winston-Salem,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
City Area Code	336
Local Phone Number	519-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	HBI
Security Exchange Name	NYSE